Investment Property - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Rental income from investment property	₩ 5,526	₩ 6,202
Investment property	26,611	34,812	₩ 25,137
At fair value [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ 58,552	₩ 70,138